Warrant Liability- Schedule of Warrant Liability (Details)	12 Months Ended
Jun. 30, 2026 shares
Series A [Member]
Schedule of Warrant Liability [line Items]
Issued	23,088,023
Execrised
Remaining	23,088,023
After reverse split	92,353 [1]
Series B [Member]
Schedule of Warrant Liability [line Items]
Issued	23,088,023
Execrised	(23,088,023)
Remaining

[1]	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.